Shareholders' Equity - Shares Issued as a Result of the Acquisition of Cymer (Details) € in Millions			12 Months Ended	31 Months Ended
	Nov. 22, 2016 EUR (€)	May 30, 2013 $ / shares shares	Dec. 31, 2016	Dec. 31, 2015 EUR (€) shares
Schedule Of Stockholders Equity [Line Items]
Business Acquisition, Name of Acquired Entity	HMI	Cymer
Acquisition date	Nov. 22, 2016	May 30, 2013	Nov. 22, 2016
Right to receive cash | $ / shares		$ 20.00
Cumulative fair value shares issued Cymer acquisition | €	€ 580.6			€ 2,347.3
Cymer [Member]
Schedule Of Stockholders Equity [Line Items]
Right to receive ordinary shares		1.1502
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Schedule Of Stockholders Equity [Line Items]
Cumulative Ordinary shares issued				36,474,035